SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	1 Months Ended		3 Months Ended
	Dec. 31, 2011	Jun. 30, 2013 Subsequent Event [Member]	May 31, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member] Director [Member]
Share based Compensation Arrangements by Share based Payment Award Options Expire date			May 29, 2023
Share based Compensation Arrangements by Share based Payment Award Options Vested			29,375	19,584
Share based Compensation Arrangements by Share based Payment Award Options Expected to vest			29,375	19,584
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			58,750
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 2.00
Stock Issued During Period, Shares, New Issues		268,095
Stock Issued During Period, Value, New Issues	$ 4,661 [1]	$ 511
Stock Issued During Period, Shares, Share-based Compensation, Gross				235,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance				$ 1.475

[1]	Net of issuance expenses in an amount of $612 (see Note 8.b).